Financial instruments - Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities (Detail) - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contingent Considerations [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ (1,223)	¥ (1,488)
Redeemable Non Controlling Interests [Member] | Financial liabilities designated to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	600	3,270
Equity Contracts [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	(121,082)
Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(1,801)	3,887
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	(39)	171
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member]
Assets:
Financial assets	119	646
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	(939)	1,315
Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	(1,610)	1,509
Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	9	8
Equity securities [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	¥ (840)	495
Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets		¥ (2,816)